Cash, Cash Equivalents and Restricted Cash (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Cash and cash equivalent		¥ 378,445		¥ 103,228
Restricted cash		51,823		8,772
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows		430,268		¥ 112,000	¥ 57,037
US$ [Member]
Cash and cash equivalent | $	$ 55,127
Restricted cash		¥ 7,549
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows | $	$ 62,676		$ 16,315